Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 7,120	€ 8,186
Decreases		(117)
Transfer	0	0
Currency translation	0	2
Property, plant and equipment at end of period	6,251	7,120
Gross book value of tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,299	15,017
Increases	638	545
Decreases	(223)	(269)
Transfer	0	0
Currency translation	(3)	7
Property, plant and equipment at end of period	15,712	15,299
Gross book value of tangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,318	3,318
Increases	2	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	3,321	3,318
Gross book value of tangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,462	8,393
Increases	337	226
Decreases	0	(158)
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	8,798	8,462
Gross book value of tangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,128	2,135
Increases	113	0
Decreases	(215)	(7)
Transfer	300	0
Currency translation	0	0
Property, plant and equipment at end of period	2,327	2,128
Gross book value of tangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,012	1,010
Increases	41	73
Decreases	(9)	(76)
Transfer	0	0
Currency translation	(1)	5
Property, plant and equipment at end of period	1,043	1,012
Gross book value of tangible assets | Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	36	33
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	(1)	2
Property, plant and equipment at end of period	34	36
Gross book value of tangible assets | Right of use – Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	28
Increases	0	0
Decreases	0	(28)
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Gross book value of tangible assets | Tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	344	98
Increases	0	246
Decreases	0	0
Transfer	(300)	0
Currency translation	0	0
Property, plant and equipment at end of period	44	344
Gross book value of tangible assets | Prepayments on tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Increases	144	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	144	0
Accumulated depreciation of tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8,180)	(6,831)
Increases	(1,517)	(1,496)
Decreases	233	152
Transfer	0	0
Currency translation	2	(5)
Property, plant and equipment at end of period	(9,461)	(8,180)
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,959)	(1,641)
Increases	(315)	(318)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(2,274)	(1,959)
Accumulated depreciation of tangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,496)	(2,610)
Increases	(960)	(930)
Decreases	8	43
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(4,448)	(3,496)
Accumulated depreciation of tangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,774)	(1,644)
Increases	(187)	(138)
Decreases	211	7
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(1,750)	(1,774)
Accumulated depreciation of tangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(915)	(875)
Increases	(55)	(111)
Decreases	14	73
Transfer	0	0
Currency translation	1	(3)
Property, plant and equipment at end of period	(955)	(915)
Accumulated depreciation of tangible assets | Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(36)	(33)
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	1	(2)
Property, plant and equipment at end of period	(35)	(36)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	(28)
Increases	0	0
Decreases	0	28
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Netting
Reconciliation of changes in property, plant and equipment [abstract]
Increases	(879)	€ (951)
Decreases	€ 10